Dividend per common share	12 Months Ended
Dec. 31, 2021
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Dividend per common share
20 Dividend per common share
Final dividend 2021
At the Annual General Meeting of Shareholders currently scheduled for May 31, 2022, the Executive Board will, in line with its earlier announcement and barring unforeseen circumstances, propose a final dividend for the year 2021 of EUR 0.09 per common share and EUR 0.00225 per common share B, which has financial rights attached to it of 1/40th of a common share. If approved and in combination with the interim dividend 2021 of EUR 0.08 per common share, Aegon’s total dividend over 2021 will amount to EUR 0.17 per common share. After taking into account the interim dividend 2021 of EUR 0.002 per common share B, Aegon’s total dividend over 2021 will amount to EUR 0.00425 per common share B.
Interim dividend 2021
The interim dividend 2021 was paid in cash or stock at the election of the shareholder. Approximately 42% of holders of common shares elected to receive the cash dividend. The remaining 58% of shareholders elected to receive the interim dividend in stock. The cash dividend amounted to EUR 0.08 per common share, the stock dividend amounted to one new Aegon common share for every 52 common shares held. The stock dividend and cash dividend are approximately equal in value. The dividend was payable as of September 17, 2021. The interim dividend 2021 for common shares B amounted to 1/40th of the dividend paid on common shares.
To neutralize the dilutive effect of the 2021 interim dividend paid in shares, Aegon executed a program to repurchase 21,531,927 common shares. The repurchase of shares commenced on October 1, 2021 and was completed on October 27, 2021. Aegon engaged a third party to execute the transactions on its behalf. The common shares were repurchased at a maximum of the average of the daily volume-weighted average prices during the repurchase period.
Final dividend 2020
It was decided at the Annual General Meeting of Shareholders on June 3, 2021 to pay a final dividend for 2020 of EUR 0.06 per common share and EUR 0.0015 per common share B. After taking into account the interim dividend of EUR 0.06 per common share and EUR 0.0015 per common share B, this resulted in a total 2020 dividend of EUR 0.12 per common share and EUR 0.0030 per common share B.
The final dividend for 2020 was paid in cash or stock at the election of the shareholder. The value of the dividend in common shares was approximately equal to the cash dividend. Those who elected to receive a stock dividend received one Aegon common share for every 59 common shares held. The stock fraction was based on Aegon’s average share price as quoted on Euronext Amsterdam, using the high and low of each of the five trading days from June 24 up to and including June 30, 2021. The average price calculated on this basis amounted to EUR 3.52. The dividend was paid as of July 7, 2021.
To neutralize the dilutive effect of the 2020 final dividend paid in shares, Aegon executed a share buyback program to repurchase 35,933,035 common shares. Between July 8, 2021 and August 20, 2021, these common shares were repurchased at an average price of EUR 3.7013 per share. These shares are held as treasury shares and are used to cover future stock dividends.
Interim dividend 2020
The interim dividend 2020 was paid in cash or stock at the election of the shareholder. Approximately 52% of holders of common shares elected to receive the cash dividend. The remaining 48% of shareholders elected to receive the interim dividend in stock. The cash dividend amounted to EUR 0.06 per common share, the stock dividend amounted to one new Aegon common share for every 39 common shares held. The stock dividend and cash dividend are approximately equal in value. The dividend was payable as of September 18, 2020. The interim dividend 2020 for common shares B amounted to 1/40th of the dividend paid on common shares.
To neutralize the dilutive effect of the 2020 interim dividend paid in shares, Aegon executed a program to repurchase 24,028,645 common shares. The repurchase of shares commenced on October 1, 2020 and was completed on October 27, 2020. Aegon engaged a third party to execute the transactions on its behalf. The common shares were repurchased at a maximum of the average of the daily volume-weighted average prices during the repurchase period.
Final dividend 2019
At the Annual General Meeting of Shareholders on May 15, 2020 it was decided to forego the 2019 final dividend. Aegon decided to comply with the call made by European Insurance and Occupational Pensions Authority (EIOPA) and Dutch Central Bank (DNB)
to postpone all dividend distributions on April 2, 2020. Furthermore, in 2020 Aegon took several actions to strengthen its balance sheet and improve its risk profile. In this context, Aegon decided to retain the final dividend for 2019. Taking into account the interim dividend paid in September 2019, this results in a total dividend for the financial year 2019 of EUR 0.15 per common share and EUR 0.00375 per common share B, paid in September 2019.
Interim dividend 2019
The interim dividend 2019 was paid in cash or stock at the election of the shareholder. Approximately 55% of holders of common shares elected to receive the cash dividend. The remaining 45% opted for stock dividend. The cash dividend amounted to EUR 0.15 per common share, the stock dividend amounted to one new Aegon common share for every 25 common shares held. The stock dividend and cash dividend are approximately equal in value. The interim dividend was payable as of September 20, 2019. The interim dividend 2019 for common shares B amounted to 1/40th of the dividend paid on common shares.
To neutralize the dilutive effect of the 2019 interim dividend paid in shares, Aegon executed a program to repurchase 43,149,667 common shares. Between October 1, 2019, and November 8, 2019, these common shares were repurchased at an average price of EUR 3.89 per share. These shares are held as treasury shares and are used to cover future stock dividends.